Other operating income/(expense) (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Information about Other Operating Expense

	2019 £m	2018 £m	2017 £m
Fair value remeasurements of equity investments under IFRS 9	(14)	(20)	—
Disposal of businesses and assets	541	258	195
Fair value remeasurements on contingent consideration recognised in business combinations	(92)	(1,252)	(1,012)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	234	58	13
Remeasurement of Consumer Healthcare put option liability	—	(658)	(1,186)
Fair value adjustments on derivative financial instruments	—	(3)	9
Other income/ (expense)	20	(11)	9
Impairment of available-for-sale equity investments under IAS 39	—	—	(30)
Disposal of available-for-sale equity investments under IAS 39	—	—	37

	689	(1,588)	(1,965)